Summary of significant accounting and reporting policies (Policies)	12 Months Ended
Dec. 31, 2011
Basis of Presentation

Basis of Presentation

The accounting and financial reporting policies of BNY Mellon, a global financial services company, conform to U.S. generally accepted accounting principles (“GAAP”) and prevailing industry practices.

In the opinion of management, all adjustments necessary for a fair presentation of financial position, results of operations and cash flows for the annual periods have been made. Certain other immaterial reclassifications have been made to prior years to place them on a basis comparable with current period presentation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates based upon assumptions about future economic and market conditions which affect reported amounts and related disclosures in our financial statements. Although our current estimates contemplate current conditions and how we expect them to change in the future, it is reasonably possible that actual conditions could be worse than anticipated in those estimates, which could materially affect our results of operations and financial condition. Amounts subject to estimates are items such as the allowance for loan losses and lending-related commitments, goodwill and intangible assets, pension accounting, the fair value of financial instruments and other-than-temporary impairments. Among other effects, such changes in estimates could result in future impairments of investment securities, goodwill and intangible assets and establishment of allowances for loan losses and lending-related commitments as well as increased pension and post-retirement expense.

Organization of our businesses

Organization of our businesses

In 2011, BNY Mellon realigned its internal reporting structure and business presentation to focus on its two principal businesses, Investment Management and Investment Services. The realignment reflects management’s current approach to assessing performance and decisions regarding resource allocations. Investment Management includes the former Asset Management and Wealth Management businesses. Investment Services includes the former Asset Servicing, Issuer Services and Clearing Services businesses, and the Cash Management business previously included in the Treasury Services business. The credit-related activities previously included in the Treasury Services business, are now included in the Other segment. Fee revenue classifications in the income statement were changed in 2011 to reflect this realignment as follows:

•	Investment management and performance fees consist of the former asset and wealth management fee revenue; and
•	Investment services fees consist of the former securities servicing fees, including asset servicing, issuer services, clearing services, as well as treasury services fee revenue.

All prior periods were reclassified. The reclassifications did not affect the results of operations.

Equity method investments

Equity method investments

The consolidated financial statements include the accounts of BNY Mellon and its subsidiaries. Equity investments of less than a majority but at least 20% ownership are accounted for by the equity method and classified as other assets. Earnings on these investments are reflected in fee and other revenue as investment services fees or investment income, as appropriate, in the period earned. Our most significant equity method investments are:

Equity method investments at Dec. 31, 2011
(dollars in millions)	Percentage Ownership	Book Value
CIBC Mellon	50.0%	$577
Wing Hang	20.4%	$399
Siguler Guff	20.0%	$267
ConvergEx	33.2%	$152
West LB Joint Venture	50.0%	$91

Acquired businesses

Acquired businesses

The income statement and balance sheet include results of acquired businesses accounted for under the acquisition method of accounting pursuant to ASC 805—Business Combinations and equity investments from the dates of acquisition. For acquisitions prior to Jan. 1, 2009, we recorded any contingent purchase payments when the amounts were resolved and became payable. For acquisitions occurring after Dec. 31, 2008, contingent purchase consideration was measured at its fair value and recorded on the purchase date.

Parent financial statements

Parent financial statements

The Parent financial statements in Note 20 of the Notes to Consolidated Financial Statements include the accounts of the Parent; those of a wholly owned financing subsidiary that functions as a financing entity for BNY Mellon and its subsidiaries by issuing commercial paper and other debt guaranteed by BNY Mellon; and MIPA, LLC, a single-member limited liability company, created to hold and administer corporate owned life insurance. Financial data for the Parent, the financing subsidiary and the single-member limited liability company are combined for financial reporting purposes because of the limited function of these entities and the unconditional guarantee by BNY Mellon of their obligations.

Variable interest entities

Variable interest entities

We consider the underlying facts and circumstances of individual transactions when assessing whether or not an entity is a potential variable interest entity (“VIE”). VIEs are entities that do not have sufficient equity at risk for the entity to finance its activities without additional financial support, or in which equity investors do not have the characteristics of a controlling financial interest. BNY Mellon applies ASC 810 to its mutual funds, hedge funds, private equity funds, collective investment funds and real estate investment trusts, which were determined to be VIEs. Generally, the company is deemed to be the primary beneficiary and thus required to consolidate a VIE, if BNY Mellon has a variable interest (or combination of variable interests) that, based on a quantitative analysis, will absorb a majority of the VIE’s expected losses, that will receive a majority of the VIE’s expected residual returns, or both. A “variable interest” is a contractual, ownership or other interest that changes with changes in the fair value of the VIE’s net assets. “Expected losses” and “expected residual returns” are measures of variability in the expected cash flows of a VIE.

BNY Mellon’s other VIEs are evaluated under the guidance included in ASU 2009-17. These other VIEs include securitization trusts, which are no longer considered qualifying special purpose entities (“QSPEs”), and CLOs, in which BNY Mellon serves as the investment manager. In addition, we provide trust and custody services for a fee to entities sponsored by other corporations in which we have no other interest. The company must determine whether or not its variable interests in these VIEs, based on qualitative analysis, provide BNY Mellon with a controlling financial interest in the VIE. The analysis includes an assessment of the characteristics of the VIE. The Company is considered to have a controlling financial interest in the VIE, which would require consolidation of the VIE, if it has the following characteristics: (1) the power to direct the activities that most significantly impact the VIE’s economic performance; and (2) the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Nature of operations

Nature of operations

BNY Mellon is a global leader in providing a broad range of financial products and services in domestic and international markets. Through our two principal businesses, Investment Management and Investment Services, we serve the following major classes of customers—institutions, corporations, and high net worth individuals. For institutions and corporations, we provide the following services:

•	investment management;
•	trust and custody;
•	foreign exchange;
•	fund administration;
•	securities lending;
•	depositary receipts;
•	corporate trust;
•	global payment/cash management; and
•	banking services.

For individuals, we provide mutual funds, separate accounts, wealth management and private banking services. BNY Mellon’s investment management businesses provide investment products in many asset classes and investment styles on a global basis.

Trading account securities, available-for-sale securities, and held-to-maturity securities

Trading account securities, available-for-sale securities, and held-to-maturity securities

Securities are accounted for under ASC 320 Investments—Debt and Equity Securities. Securities are generally classified in the trading, available-for-sale investment or the held-to-maturity investment securities portfolios when they are purchased. Securities are classified as trading securities when our intention is to resell. Securities are classified as available-for-sale securities when we intend to hold the securities for an indefinite period of time or when the securities may be used for tactical asset/liability purposes and may be sold from time to time to effectively manage interest rate exposure, prepayment risk and liquidity needs. Securities are classified as held-to-maturity securities when we intend to hold them until maturity. Seed capital investments are classified as other assets or available-for-sale securities, depending on the nature of the investment and management’s intent.

Trading securities are stated at fair value. Trading revenue includes both realized and unrealized gains and losses. The liability incurred on short-sale transactions, representing the obligation to deliver securities, is included in trading liabilities at fair value.

Available-for-sale securities are stated at fair value. The difference between fair value and amortized cost representing unrealized gains or losses on assets classified as available-for-sale, are recorded net of tax as an addition to or deduction from other comprehensive income (“OCI”), unless a security is deemed to have an other-than-temporary impairment (“OTTI”). Gains and losses on sales of available-for-sale securities are reported in the income statement. The cost of debt and equity securities sold is determined on a specific identification and average cost method, respectively. Unrealized gains and losses on seed capital investments classified as other assets are recorded in investment income. Held-to-maturity securities are stated at cost.

Income on securities purchased is adjusted for amortization of premium and accretion of discount on a level yield basis.

We routinely conduct periodic reviews to identify and evaluate each investment security to determine whether OTTI has occurred. We examine various factors when determining whether an impairment, representing the fair value of a security being below its amortized cost, is other than temporary. The following are examples of factors that BNY Mellon considers:

•	The length of time and the extent to which the fair value has been less than the amortized cost basis;
•	Whether management has an intent to sell the security;
•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular investment;
•	Whether the decline in fair value is attributable to specific conditions, such as conditions in an industry or in a geographic area;
•	Whether a debt security has been downgraded by a rating agency;
•	Whether a debt security exhibits cash flow deterioration; and
•

For each non-agency RMBS, we compare the remaining credit enhancement that protects the individual security from losses against the projected losses of principal and/or interest expected to come from the underlying mortgage collateral, to determine whether such credit losses might directly impact the relevant security.

The determination of whether a credit loss exists is based on best estimates of the present value of cash flows to be collected from the debt security. Generally, cash flows are discounted at the effective interest rate implicit in the debt security at the time of acquisition. For debt securities that are beneficial interests in securitized financial assets and are not high credit quality, ASC 325 provides that cash flows be discounted at the current yield used to accrete the beneficial interest.

The credit component of an OTTI of a debt security is recognized in earnings and the non-credit component is recognized in OCI when we do not intend to sell the security and it is more likely than not that BNY Mellon will not be required to sell the security prior to recovery.

For held-to-maturity debt securities, the amount of OTTI recorded in OCI for the non-credit portion of a previous OTTI is amortized prospectively, as an increase to the carrying amount of the security, over the remaining life of the security on the basis of the timing of future estimated cash flows of the securities. In order not to be required to recognize the non-credit component of an OTTI in earnings, management is required to assert that it does not have the intent to sell the security and that it is more likely than not it will not have to sell the security before recovery of its cost basis.

If we intend to sell the security or it is more likely than not that BNY Mellon will be required to sell the security prior to recovery, the non-credit component of OTTI is recognized in earnings and subsequently accreted to interest income on an effective yield basis over the life of the security.

The accounting policies for the determination of the fair value of financial instruments and OTTI have been identified as “critical accounting estimates” as they require us to make numerous assumptions based on available market data. See Note 5 of the Notes to Consolidated Financial Statements for these disclosures.

Loans and leases

Loans and leases

Loans are reported net of any unearned discount. Loan origination and upfront commitment fees, as well as certain direct loan origination and commitment costs, are deferred and amortized as a yield adjustment over the lives of the related loans. Deferred fees and costs are netted against outstanding loan balances. Loans held for sale are carried at the lower of cost or market value.

Unearned revenue on direct financing leases is accreted over the lives of the leases in decreasing amounts to provide a constant rate of return on the net investment in the leases. Revenue on leveraged leases is recognized on a basis to achieve a constant yield on the outstanding investment in the lease, net of the related deferred tax liability, in the years in which the net investment is positive. Gains and losses on residual values of leased equipment sold are included in investment income. Considering the nature of these leases and the number of significant assumptions, there is risk associated with the income recognition on these leases should any of the assumptions change materially in future periods.

Nonperforming assets

Nonperforming assets

Commercial loans are placed on nonaccrual status when principal or interest is past due 90 days or more, or when there is reasonable doubt that interest or principal will be collected.

When a first lien residential mortgage loan reaches 90 days delinquent, it is subject to an impairment test and may be placed on nonaccrual status. At 180 days delinquent, the loan is subject to further impairment testing. The loan will remain on accrual status if the realizable value of the collateral exceeds the unpaid principal balance plus accrued interest. If the loan is impaired, a charge-off is taken and the loan is placed on nonaccrual status. At 270 days delinquent, all first lien mortgages are placed on nonaccrual status. Second lien mortgages are automatically placed on nonaccrual status when they reach 90 days delinquent. When a loan is placed on nonaccrual status, previously accrued and uncollected interest is reversed against current period interest revenue. Interest receipts on nonaccrual and impaired loans are recognized as interest revenue or are applied to principal when we believe the ultimate collectability of principal is in doubt. Nonaccrual loans generally are restored to an accrual basis when principal and interest become current.

A loan is considered to be impaired, as defined by ASC 310—Accounting by Creditors for Impairment of a Loan, when it is probable that we will be unable to collect all principal and interest amounts due according to the contractual terms of the loan agreement. An impairment allowance is measured on loans $1 million or greater and which meet the definition of an impaired loan per ASC 310.

Impaired loans $1 million or greater are required to be measured based upon the loan’s market price, the present value of expected future cash flows, discounted at the loan’s initial effective interest rate, or at fair value of the collateral if the loan is collateral dependent. If the loan valuation is less than the recorded value of the loan, an impairment allowance is established by either an allocation of the allowance for credit losses or by a provision for credit losses. Impairment allowances are not needed when the recorded investment in an impaired loan is less than the loan valuation.

Allowance for loan losses and allowance for lending related commitments

Allowance for loan losses and allowance for lending-related commitments

The allowance for loans losses, shown as a valuation allowance to loans, and the allowance for lending-related commitments are referred to as BNY Mellon’s allowance for credit exposure. The accounting policy for the determination of the adequacy of the allowances has been identified as a “critical accounting estimate” as it requires us to make numerous complex and subjective estimates and assumptions relating to amounts which are inherently uncertain.

The allowance for loans losses is maintained to absorb losses inherent in the loan portfolio as of the balance sheet date based on our judgment. The allowance determination methodology is designed to provide procedural discipline in assessing the appropriateness of the allowance. Credit losses are charged against the allowance. Recoveries are added to the allowance.

The methodology for determining the allowance for lending-related commitments considers the same factors as the allowance for loan losses, as well as an estimate of the probability of drawdown. In 2011, we implemented an enhanced methodology for determining the allowance for credit losses by adding a qualitative allowance framework. Within this framework, management applies judgment when assessing internal risk factors and environmental factors to compute an additional allowance for each component of the loan portfolio. This change did not impact the allowance or provision for credit losses.

The three elements of the allowance for loan losses and the allowance for lending-related commitments include the qualitative allowance framework. The three elements are:

•	an allowance for impaired credits of $1 million or greater;
•	an allowance for higher risk-rated credits and pass-rated credits; and
•	an allowance for residential mortgage loans.

Our lending is primarily to institutional customers. As a result, our loans are generally larger than $1 million. Therefore, the first element, impaired credits, is based on individual analysis of all impaired loans of $1 million or greater. The allowance is measured by the difference between the recorded value of impaired loans and their impaired value. Impaired value is either the present value of the expected future cash flows from the borrower, the market value of the loan, or the fair value of the collateral.

The second element, higher risk-rated credits and pass-rated credits, is based on our probable loss model. All borrowers are assigned to pools based on their credit ratings. The probable loss inherent in each loan in a pool incorporates the borrower’s credit rating, loss given default rating and maturity. The loss given default incorporates a recovery expectation. The borrower’s probability of default is derived from the associated credit rating. Borrower ratings are reviewed at least annually and are periodically mapped to third-party databases, including rating agency and default and recovery databases, to ensure ongoing consistency and validity. Higher risk-rated credits are reviewed quarterly. Commercial loans over $1 million are individually analyzed before being assigned a credit rating. We also apply this technique to our lease financing and wealth management portfolios.

The third element, the allowance for residential mortgage loans, is determined by segregating six mortgage pools into delinquency periods ranging from current through foreclosure. Each of these delinquency periods is assigned a probability of default. A specific loss given default based on a combination of external loss data from third-party databases and internal loss history is assigned for each mortgage pool. For each pool, the inherent loss is calculated using the above factors. The resulting probable loss factor is applied against the loan balance to determine the allowance held for each pool.

The qualitative framework is used to determine an additional allowance for each portfolio based on the factors below:

Internal risk factors:

•	Non-performing loans to total non-margin loans;
•	Criticized assets to total loans and lending-related commitments;
•	Ratings volatility;
•	Borrower concentration; and
•	Significant concentration in high-risk industry.

Environmental risk factors:

•	U.S. non-investment grade default rate;
•	Unemployment rate; and
•	Change in real GDP (quarter-over-quarter).

The allocation of the prior period allowance for loan losses and allowance for lending-related commitments has been restated to reflect the implementation of the qualitative allowance framework. The allocation of allowance for credit losses is inherently judgmental, and the entire allowance for credit losses is available to absorb credit losses regardless of the nature of the loss.

Premises and equipment

Premises and equipment

Premises and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the estimated useful life of the owned asset and, for leasehold improvements, over the lesser of the remaining term of the leased facility or the estimated economic life of the improvement. For owned and capitalized assets, estimated useful lives range from two to 40 years. Maintenance and repairs are charged to expense as incurred, while major improvements are capitalized and amortized to operating expense over their identified useful lives.

Software

Software

BNY Mellon capitalizes costs relating to acquired software and internal-use software development projects that provide new or significantly improved functionality. We capitalize projects that are expected to result in longer-term operational benefits, such as replacement systems or new applications that result in significantly increased operational efficiencies or functionality. All other costs incurred in connection with an internal-use software project are expensed as incurred. Capitalized software is recorded in other assets.

Identified intangible assets and goodwill

Identified intangible assets and goodwill

Identified intangible assets with estimable lives are amortized in a pattern consistent with the assets’ identifiable cash flows or using a straight-line method over their remaining estimated benefit periods if the pattern of cash flows is not estimable. Intangible assets with estimable lives are reviewed for possible impairment when events or changed circumstances may affect the underlying basis of the asset. Goodwill and intangibles with indefinite lives are not amortized, but are assessed annually for impairment, or more often if events and circumstances indicate it is more likely than not they may be impaired. The accounting policy for valuing and impairment testing of identified intangible assets and goodwill has been identified as a “critical accounting estimate” as it requires us to make numerous complex and subjective estimates. See Note 7 of the Notes to Consolidated Financial Statements for additional disclosures related to goodwill and intangible assets.

Noncontrolling Interests

Noncontrolling Interests

Noncontrolling interests included in permanent equity are adjusted for the income or (loss) attributable to the noncontrolling interest holders and any distributions to those shareholders. Redeemable noncontrolling interests are reported as temporary equity. In accordance with ASC 480, Distinguishing Liabilities from Equity, BNY Mellon recognizes changes in the redemption value of the redeemable noncontrolling interests as they occur and adjusts the carrying value to be equal to the redemption value.

Fee revenue

Fee revenue

We record investment services fees, investment management fees, foreign exchange and other trading revenue, financing-related fees, distribution and servicing, and other revenue when the services are provided and earned based on contractual terms, when amounts are determined and collectibility is reasonably assured.

Additionally, we recognize revenue from non-refundable, up-front implementation fees under outsourcing contracts using a straight-line method, commencing in the period the ongoing services are performed through the expected term of the contractual relationship. Incremental direct set-up costs of implementation, up to the related implementation fee or minimum fee revenue amount, are deferred and amortized over the same period that the related implementation fees are recognized. If a client terminates an outsourcing contract prematurely, the unamortized deferred incremental direct set-up costs and the unamortized deferred up-front implementation fees related to that contract are recognized in the period the contract is terminated.

Performance fees are recognized in the period in which the performance fees are earned and become determinable. Performance fees are generally calculated as a percentage of the applicable portfolio’s performance in excess of a benchmark index or a peer group’s performance. When a portfolio underperforms its benchmark or fails to generate positive performance, subsequent years’ performance must generally exceed this shortfall prior to fees being earned. Amounts billable in subsequent years and which are subject to a clawback if performance thresholds in those years are not met are not recognized since the fees are potentially uncollectible. These fees are recognized when it is determined that they will be collected. When a multi-year performance contract provides that fees earned are billed ratably over the performance period, only the portion of the fees earned that are non-refundable are recognized.

Net interest revenue	Net interest revenue Revenue on interest-earning assets and expense on interest-bearing liabilities is recognized based on the effective yield of the related financial instrument.
Foreign currency translation

Foreign currency translation

Assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the rate of exchange on the balance sheet date. Transaction gains and losses are included in the income statement. Translation gains and losses on investments in foreign entities with functional currencies that are not the U.S. dollar are recorded as foreign currency translation adjustments in other comprehensive results. Revenue and expense transactions are translated at the applicable daily rate or the weighted average monthly exchange rate when applying the daily rate is not practical.

Pension

Pension

The measurement date for BNY Mellon’s pension plans is Dec. 31. Plan assets are determined based on fair value generally representing observable market prices. The projected benefit obligation is determined based on the present value of projected benefit distributions at an assumed discount rate. The discount rate utilized is based on the yield of high-quality corporate bonds available in the marketplace. The net periodic pension expense or credit includes service costs, interest costs based on an assumed discount rate, an expected return on plan assets based on an actuarially derived market-related value and amortization of prior years’ actuarial gains and losses.

Actuarial gains and losses include the impact of plan amendments, gains or losses related to changes in the amount of the projected benefit obligation or plan assets resulting from experience different from the assumed rate of return, changes in the discount rate or other assumptions. To the extent an actuarial gain or loss exceeds 10 percent of the greater of the projected benefit obligation or the market-related value of plan assets, the excess is recognized over the future service periods of active employees.

Our expected long-term rate of return on plan assets is based on anticipated returns for each asset class. Anticipated returns are weighted for the expected allocation for each asset class and are based on forecasts for prospective returns in the equity and fixed income markets, which should track the long-term historical returns for these markets. We also consider the growth outlook for U.S. and global economies, as well as current and prospective interest rates.

The market-related value utilized to determine the expected return on plan assets is based on the fair value of plan assets adjusted for the difference between expected returns and actual performance of plan assets. The difference between actual experience and expected returns on plan assets is included as an adjustment in the market-related value over a five-year period.

BNY Mellon’s accounting policy regarding pensions has been identified as a “critical accounting estimate” as it is regarded to be critical to the presentation of our financial statements since it requires management to make numerous complex and subjective assumptions relating to amounts which are inherently uncertain. See Note 19 of the Notes to Consolidated Financial Statements for additional disclosures related to pensions.

Severance

Severance

BNY Mellon provides separation benefits for U.S.-based employees through The Bank of New York Mellon Corporation Supplemental Unemployment Benefit Plan. These benefits are provided to eligible employees separated from their jobs for business reasons not related to individual performance. Basic separation benefits are generally based on the employee’s years of continuous benefited service. Severance for employees based outside of the U.S. is determined in accordance with local agreements and legal requirements. Separation expense is recorded when management commits to an action that will result in separation and the amount of the liability can be reasonably estimated.

Income taxes

Income taxes

We record current tax liabilities or assets through charges or credits to the current tax provision for the estimated taxes payable or refundable for the current year. Deferred tax assets and liabilities are recorded for future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A deferred tax valuation allowance is established if it is more likely than not that all or a portion of the deferred tax assets will not be realized. A tax position that fails to meet a more-likely-than-not recognition threshold will result in either reduction of current or deferred tax assets, and/or recording of current or deferred tax liabilities. Interest and penalties related to income taxes are recorded as income tax expense.

Derivative financial instruments

Derivative financial instruments

Derivative contracts, such as futures contracts, forwards, interest rate swaps, foreign currency swaps and options and similar products used in trading activities are recorded at fair value. Gains and losses are included in foreign exchange and other trading revenue in fee and other revenue. Unrealized gains are recognized as trading assets and unrealized losses are recognized as trading liabilities, after taking into consideration master netting agreements.

We enter into various derivative financial instruments for non-trading purposes primarily as part of our asset/liability management (“ALM”) process. These derivatives are designated as fair value and cash flow hedges of certain assets and liabilities when we enter into the derivative contracts. Gains and losses associated with fair value hedges are recorded in income as well as any change in the value of the related hedged item associated with the designated risks being hedged. Gains and losses on cash flow hedges are recorded in other comprehensive income, until reclassified into earnings to meet the risks being hedged. Foreign currency transaction gains and losses related to a hedged net investment in a foreign operation, net of their tax effect, are recorded with cumulative foreign currency translation adjustments within other comprehensive income.

We formally document all relationships between hedging instruments and hedged items, as well as our risk-management objectives and strategy for undertaking various hedge transactions.

We formally assess, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective and whether those derivatives are expected to remain highly effective in future periods. We evaluate ineffectiveness in terms of amounts that could impact a hedge’s ability to qualify for hedge accounting and the risk that the hedge could result in more than a de minimis amount of ineffectiveness. At inception, the potential causes of ineffectiveness related to each of our hedges is assessed to determine if we can expect the hedge to be highly effective over the life of the transaction and to determine the method for evaluating effectiveness on an ongoing basis.

Recognizing that changes in the value of derivatives used for hedging or the value of hedged items could result in significant ineffectiveness, we have processes in place that are designed to identify and evaluate such changes when they occur. Quarterly, we perform a quantitative effectiveness assessment and record any ineffectiveness in current earnings.

We discontinue hedge accounting prospectively when we determine that a derivative is no longer an effective hedge, the derivative expires, is sold, or management discontinues the derivative’s hedge designation. Subsequent gains and losses on these derivatives are included in foreign exchange and other trading revenue. For discontinued fair value hedges, the accumulated gain or loss on the hedged item is amortized on a yield basis over the remaining life of the hedged item. Accumulated gains and losses, net of tax effect, from discontinued cash flow hedges are reclassified from other comprehensive income and recognized in current earnings in other revenue upon receipt of the hedged cash flow.

The accounting policy for the determination of the fair value of derivative financial instruments has been identified as a “critical accounting estimate” as it requires us to make numerous assumptions based on the available market data. See Note 25 of the Notes to Consolidated Financial Statements for additional disclosures related to derivative financial instruments disclosures.

Statement of cash flows	Statement of cash flows We have defined cash as cash and due from banks. Cash flows from hedging activities are classified in the same category as the items hedged.
Stock options

Stock options

Compensation expense is recognized in the income statement, on a straight-line basis, over the applicable vesting period, for all share-based payments.

Certain of our stock compensation grants vest when the employee retires. ASC 718 requires the completion of expensing of new grants with this feature by the first date the employee is eligible to retire. For grants prior to Jan. 1, 2006, we will continue to expense them over their stated vesting period.

Other Than Temporary Impairment, Additional Disclosure, Policy

Other-than-temporary impairment

We routinely conduct periodic reviews of all securities using economic models to identify and evaluate each investment security to determine whether OTTI has occurred. Various inputs to the economic models are used to determine if an unrealized loss on securities is other-than-temporary. For example, the most significant inputs related to non-agency RMBS are:

•

Default rate—the number of mortgage loans expected to go into default over the life of the transaction, which is driven by the roll rate of loans in each performance bucket that will ultimately migrate to default; and

•	Severity—the loss expected to be realized when a loan defaults.

To determine if an unrealized loss is other-than-temporary, we project total estimated defaults of the underlying assets (mortgages) and multiply that calculated amount by an estimate of realizable value upon sale of these assets in the marketplace (severity) in order to determine the projected collateral loss. We also evaluate the current credit enhancement underlying the bond to determine the impact on cash flows. If we determine that a given security will be subject to a write-down or loss, we record the expected credit loss as a charge to earnings.

In addition, we have estimated the expected loss by taking into account observed performance of the underlying securities, industry studies, market forecasts, as well as our view of the economic outlook affecting collateral.

The table below shows the projected weighted-average default rates and loss severities for the 2007, 2006 and late 2005 non-agency RMBS at Dec. 31, 2011 and 2010.

Projected weighted-average default rates and severities
	Dec. 31, 2011		Dec. 31, 2010
	Default Rate	Severity	Default Rate	Severity
Alt-A	44%	57%	42%	49%
Subprime	63%	73%	68%	65%
Prime	25%	43%	20%	42%

Securitizations and Variable Interest Entities Policy

Variable Interest Entities

Accounting guidance on the consolidation of VIEs is included in ASC 810, Consolidation, and ASU 2009-17, “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities.”

Effective Jan. 1, 2010, the FASB approved ASU 2010-10 “Amendments for Certain Investment Funds,” which defers the requirements of ASU 2009-17 for asset managers’ interests in entities that apply the specialized accounting guidance for investment companies or that have the attributes of investment companies and for interests in money market funds.

Accounting guidance on the consolidation of VIEs applies to certain entities in which the equity investors:

•	do not have sufficient equity at risk for the entity to finance its activities without additional financial support, or
•	lack one or more of the following characteristics of a controlling financial interest:
•	The power, through voting rights or similar rights, to direct the activities of an entity that most significantly impact the entity’s economic performance (ASU 2009-17 model).
•	The direct or indirect ability to make decisions about the entity’s activities through voting rights or similar rights (ASC 810 model).
•	The obligation to absorb the expected losses of the entity.
•	The right to receive the expected residual returns of the entity.

BNY Mellon’s VIEs generally include retail, institutional and alternative investment funds offered to its retail and institutional customers in which it acts as the fund’s investment manager. BNY Mellon earns management fees on these funds as well as performance fees in certain funds. It may also provide start-up capital in its new funds. These VIEs are included in the scope of ASU 2010-10 and are reviewed for consolidation based on the guidance in ASC 810.

BNY Mellon applies ASC 810 to its mutual funds, hedge funds, private equity funds, collective investment funds and real estate investment trusts. If these entities are determined to be VIEs, primary beneficiary calculations are prepared in accordance with ASC 810 to determine whether or not BNY Mellon is the primary beneficiary and required to consolidate the VIE. The primary beneficiary of a VIE is the party that absorbs a majority of the variable interests’ expected losses, receives a majority of its expected residual returns or both.

The primary beneficiary calculations include estimates of ranges and probabilities of losses and returns from the funds. The calculated expected gains and expected losses are allocated to the variable interest holders of the funds, which are generally the fund’s investors and which may include BNY Mellon, in order to determine which entity is required to consolidate the VIE, if any.

BNY Mellon has other VIEs, including securitization trusts, which are no longer considered QSPEs, and CLOs, in which BNY Mellon serves as the investment manager. In addition, we provide trust and custody services for a fee to entities sponsored by other corporations in which we have no other interest. These VIEs are evaluated under the guidance included in ASU 2009-17. BNY Mellon has two securitizations and several CLOs, which are assessed for consolidation in accordance with ASU 2009-17.

The primary beneficiary of these VIEs is the entity whose variable interests provide it with a controlling financial interest, which includes the power to direct the activities that most significantly impact the VIE’s economic performance and the obligation to absorb losses of the VIE or the right to receive benefits of the VIE that could potentially be significant to the VIE.

In order to determine if it has a controlling financial interest in these VIEs, BNY Mellon assesses the VIE’s purpose and design along with the risks it was designed to create and pass through to its variable interest holders. We also assess our involvement in the VIE and the involvement of any other variable interest holders in the VIE.

Generally, as the sponsor and the manager of its VIEs, BNY Mellon has the power to control the activities that significantly impact the VIE’s economic performance. Both a qualitative and quantitative analysis of BNY Mellon’s variable interests are performed to determine if BNY Mellon has the obligation to absorb losses of the VIE or the right to receive benefits of the VIE that could potentially be significant to the VIE. The analyses included assessments related to the expected performance of the VIEs and its related impact on BNY Mellon’s seed capital, management fees or residual interests in the VIEs. We also assess any potential impact the VIE’s expected performance has on our performance fees.

Fair Value of Financial Instruments, Policy

The carrying amounts of our financial instruments (i.e., monetary assets and liabilities) are determined under different accounting methods—see Note 1 of the Notes to the Consolidated Financial Statements. The following disclosure discusses these instruments on a uniform fair value basis. However, active markets do not exist for a significant portion of these instruments, principally loans and interest-bearing deposits with banks. As a result, fair value determinations require significant subjective judgments regarding future cash flows. Other judgments would result in different fair values. Among the assumptions we used are discount rates ranging principally from 0.01% to 4.17% at Dec. 31, 2011, and 0.12% to 6.46% at Dec. 31, 2010. The fair value information supplements the basic financial statements and other traditional financial data presented throughout this report.

Note 22, “Fair value measurement” presents assets and liabilities measured at fair value by the three level valuation hierarchy established under ASC 820. Note 23, “Fair value option” presents the instruments for which fair value accounting was elected and the corresponding income statement impact of those instruments. A summary of the practices used for determining fair value is as follows.

Interest-bearing deposits with the Federal Reserve and other central banks, and federal funds sold and securities purchased under resale agreements

The fair value of interest-bearing deposits with the Federal Reserve and other central banks and federal funds sold and securities purchased under resale agreements is assumed to equal carrying value due to their short maturity.

Interest-bearing deposits with banks

The fair value of interest-bearing deposits with banks is based on discounted cash flows.

Securities, trading activities, and hedging derivatives

The fair value of securities and trading assets and liabilities is based on quoted market prices, dealer quotes, or pricing models. Fair value amounts for hedging derivatives, such as options, futures and forward rate contracts, commitments to purchase and sell foreign exchange, and foreign currency swaps, are similarly determined. The fair value of OTC interest rate swaps is the discounted value of projected future cash flows, adjusted for other factors including, but not limited to and if applicable, optionality and implied volatilities, as well as counterparty credit.

Loans

For residential mortgage loans, fair value is estimated using discounted cash flow analyses, adjusting where appropriate for prepayment estimates, using interest rates currently being offered for loans with similar terms and maturities to borrowers. To determine the fair value of other types of loans, BNY Mellon uses discounted cash flows using current market rates.

Other financial assets

Other financial assets primarily include cash and due from banks, and corporate/bank-owned life insurance. The fair value of cash and due from banks is assumed to equal carrying value due to their short-term nature. The fair value of corporate/bank-owned life insurance is based on the insurance contract cash surrender value.

Deposits, federal funds purchased and securities sold under repurchase agreements, borrowings and long-term debt

The fair value of noninterest-bearing deposits, federal funds purchased and securities sold under repurchase agreements, and payables to customers and broker-dealers is assumed to be their carrying amount. The fair value of interest-bearing deposits, borrowings, and long-term debt is based upon current rates for instruments of the same remaining maturity or quoted market prices for the same or similar issues.

Fair Value Measurement Policy

The guidance related to “Fair Value Measurement,” included in ASC 820 defines fair value as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date and establishes a framework for measuring fair value. It establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date and expands the disclosures about instruments measured at fair value. ASC 820 requires consideration of a company’s own creditworthiness when valuing liabilities.

The standard provides a consistent definition of fair value, which focuses on exit price in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate. In such instances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment. The objective is to determine from weighted indicators of fair value a reasonable point within the range that is most representative of fair value under current market conditions.

Determination of fair value

Following is a description of our valuation methodologies for assets and liabilities measured at fair value. We have established processes for determining fair values. Fair value is based upon quoted market prices in active markets, where available. For financial instruments where quotes from recent exchange transactions are not available, we determine fair value based on discounted cash flow analysis, comparison to similar instruments, and the use of financial models. Discounted cash flow analysis is dependent upon estimated future cash flows and the level of interest rates. Model-based pricing uses inputs of observable prices, where available, for interest rates, foreign exchange rates, option volatilities and other factors. Models are benchmarked and validated by an independent internal risk management function. Our valuation process takes into consideration factors such as counterparty credit quality, liquidity, concentration concerns, and observability of model parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value.

Most derivative contracts are valued using internally developed models which are calibrated to observable market data and employ standard market pricing theory for their valuations. An initial “risk-neutral” valuation is performed on each position assuming time-discounting based on a AA credit curve. Then, to arrive at a fair value that incorporates counterparty credit risk, a credit adjustment is made to these results by discounting each trade’s expected exposures to the counterparty using the counterparty’s credit spreads, as implied by the credit default swap market. We also adjust expected liabilities to the counterparty using BNY Mellon’s own credit spreads, as implied by the credit default swap market. Accordingly, the valuation of our derivative position is sensitive to the current changes in our own credit spreads as well as those of our counterparties.

In certain cases, recent prices may not be observable for instruments that trade in inactive or less active markets. Upon evaluating the uncertainty in valuing financial instruments subject to liquidity issues, we make an adjustment to their value. The determination of the liquidity adjustment includes the availability of external quotes, the time since the latest available quote and the price volatility of the instrument.

Certain parameters in some financial models are not directly observable and, therefore, are based on management’s estimates and judgments. These financial instruments are normally traded less actively. We apply valuation adjustments to mitigate the possibility of error and revision in the model based estimate value. Examples include products where parameters such as correlation and recovery rates are unobservable.

The methods described above for instruments that trade in inactive or less active markets may produce a current fair value calculation that may not be indicative of net realizable value or reflective of future fair values. We believe our methods of determining fair value are appropriate and consistent with other market participants. However, the use of different methodologies or different assumptions to value certain financial instruments could result in a different estimate of fair value.

Valuation hierarchy

ASC 820 established a three-level valuation hierarchy for disclosure of fair value measurements based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are described below.

Level 1: Inputs to the valuation methodology are recent quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 assets and liabilities include debt and equity securities and derivative financial instruments actively traded on exchanges and U.S. Treasury securities and U.S. Government securities that are actively traded in highly liquid over-the-counter markets.

Level 2: Observable inputs other than Level 1 prices, for example, quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs that are observable or can be corroborated, either directly or indirectly, for substantially the full term of the financial instrument. Level 2 assets and liabilities include debt instruments that are traded less frequently than exchange traded securities and derivative instruments whose model inputs are observable in the market or can be corroborated by market observable data. Examples in this category are certain variable and fixed rate agency and non-agency securities, corporate debt securities and derivative contracts.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement. Examples in this category include interests in certain securitized financial assets, certain private equity investments, and derivative contracts that are highly structured or long-dated.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Securities

Where quoted prices are available in an active market, we classify the securities within Level 1 of the valuation hierarchy. Securities are defined as both long and short positions. Level 1 securities include highly liquid government bonds, money market mutual funds and exchange-traded equities.

If quoted market prices are not available, we estimate fair values using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Examples of such instruments, which would generally be classified within Level 2 of the valuation hierarchy, include certain agency and non-agency mortgage-backed securities, commercial mortgage-backed securities and European floating rate notes.

For securities where quotes from recent transactions are not available for identical securities, we determine fair value primarily based on pricing sources with reasonable levels of price transparency that employ financial models or obtain comparison to similar instruments to arrive at “consensus” prices.

Specifically, the pricing sources obtain recent transactions for similar types of securities (e.g., vintage, position in the securitization structure) and ascertain variables such as discount rate and speed of prepayment for the types of transaction and apply such variables to similar types of bonds. We view these as observable transactions in the current marketplace and classify such securities as Level 2. Pricing sources discontinue pricing any specific security whenever they determine there is insufficient observable data to provide a good faith opinion on price.

In addition, we have significant investments in more actively traded agency RMBS and other types of securities such as FDIC-insured debt and sovereign debt. The pricing sources derive the prices for these securities largely from quotes they obtain from three major inter-dealer brokers. The pricing sources receive their daily observed trade price and other information feeds from the inter-dealer brokers.

For securities with bond insurance, the financial strength of the insurance provider is analyzed and that information is included in the fair value assessment for such securities.

In certain cases where there is limited activity or less transparency around inputs to the valuation, we classify those securities in Level 3 of the valuation hierarchy. Securities classified within Level 3 primarily include other debt securities and securities of state and political subdivisions.

At Dec. 31, 2011, approximately 99% of our securities were valued by pricing sources with reasonable levels of price transparency. Less than 1% of our securities were priced based on economic models and non-binding dealer quotes, and are included in Level 3 of the ASC 820 hierarchy.

Consolidated collateralized loan obligations

BNY Mellon values assets in consolidated CLOs using observable market prices observed from the secondary loan market. The returns to the note holders are solely dependent on the assets and accordingly equal the value of those assets. Based on the structure of the CLOs, the valuation of the assets is attributable to the senior note holders. Changes in the values of assets and liabilities are reflected in the income statement as investment income and interest of investment management fund note holders, respectively.

Derivatives

We classify exchange-traded derivatives valued using quoted prices in Level 1 of the valuation hierarchy. Examples include exchanged-traded equity and foreign exchange options. Since few other classes of derivative contracts are listed on an exchange, most of our derivative positions are valued using internally developed models that use as their basis readily observable market parameters and we classify them in Level 2 of the valuation hierarchy. Such derivatives include basic swaps and options and credit default swaps.

Derivatives valued using models with significant unobservable market parameters in markets that lack two-way flow, are classified in Level 3 of the valuation hierarchy. Examples include long-dated interest rate or currency swaps and options, where parameters may be unobservable for longer maturities; and certain products, where correlation rates are unobservable. The fair value of these derivatives compose less than 1% of our derivative financial instruments. Additional disclosures of derivative instruments are provided in Note 25 of the Notes to Consolidated Financial Statements.

Loans and unfunded lending-related commitments

Where quoted market prices are not available, we generally base the fair value of loans and unfunded lending-related commitments on observable market prices of similar instruments, including bonds, credit derivatives and loans with similar characteristics. If observable market prices are not available, we base the fair value on estimated cash flows adjusted for credit risk which are discounted using an interest rate appropriate for the maturity of the applicable loans or the unfunded lending-related commitments.

Unrealized gains and losses on unfunded lending-related commitments carried at fair value are classified in Other assets and Other liabilities, respectively. Loans and unfunded lending-related commitments carried at fair value are generally classified within Level 2 of the valuation hierarchy.

Seed capital

In our Investment Management business we manage investment assets, including equities, fixed income, money market and alternative investment funds for institutions and other investors; as part of that activity we make seed capital investments in certain funds. Seed capital is included in other assets. When applicable, we value seed capital based on the published NAV of the fund. We include funds in which ownership interests in the fund are publicly traded in an active market and institutional funds in which investors trade in and out daily in Level 1 of the valuation hierarchy. We include open-end funds where investors are allowed to sell their ownership interest back to the fund less frequently than daily and where our interest in the fund contains no other rights or obligations in Level 2 of the valuation hierarchy. However, we generally include investments in funds that allow investors to sell their ownership interest back to the fund less frequently than monthly in Level 3, unless actual redemption prices are observable.

For other types of investments in funds, we consider all of the rights and obligations inherent in our ownership interest, including the reported NAV as well as other factors that affect the fair value of our interest in the fund. To the extent the NAV measurements reported for the investments are based on unobservable inputs or include other rights and obligations (e.g., obligation to meet cash calls), we generally classify them in Level 3 of the valuation hierarchy.

Certain interests in securitizations

For certain interests in securitizations which are classified in securities available-for-sale, trading assets and long-term debt, we use discounted cash flow models which generally include assumptions of projected finance charges related to the securitized assets, estimated net credit losses, prepayment assumptions and estimates of payments to third-party investors. When available, we compare our fair value estimates and assumptions to market activity and to the actual results of the securitized portfolio.

Private equity investments

Our Other segment includes holdings of nonpublic private equity investment through funds managed by third-party investment managers. We value private equity investments initially based upon the transaction price, which we subsequently adjust to reflect expected exit values as evidenced by financing and sale transactions with third parties or through ongoing reviews by the investment managers.

Private equity investments also include publicly held equity investments, generally obtained through the initial public offering of privately held equity investments. These equity investments are often held in a partnership structure. Publicly held investments are marked-to-market at the quoted public value less adjustments for regulatory or contractual sales restrictions or adjustments to reflect the difficulty in selling a partnership interest.

Discounts for restrictions are quantified by analyzing the length of the restriction period and the volatility of the equity security. Publicly held private equity investments are primarily classified in Level 2 of the valuation hierarchy.